Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current expense:
Current federal tax expense (benefit)	$ 85,000	$ 541,000	$ (313,000)
Total current expense	1,063,000	1,170,000	496,000
Deferred benefit:
Deferred federal income tax expense (benefit)	43,017,000	(10,170,000)	(24,689,000)
Total deferred expense	67,669,000	(10,828,000)	(25,982,000)
Total deferred expense			(26,478,000)
Total provision for income taxes	68,732,000	(9,658,000)	(25,982,000)
United Kingdom
Current expense:
Current foreign tax expense (benefit)	101,000	513,000	87,000
Deferred benefit:
Deferred foreign income tax expense (benefit)	25,436,000	175,000	(1,231,000)
Non-US Or UK
Current expense:
Current foreign tax expense (benefit)	877,000	116,000	722,000
Deferred benefit:
Deferred foreign income tax expense (benefit)	$ (784,000)	$ (833,000)	$ (558,000)